Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Inventory Write-off

The following table provides the details of the change in the Company’s provision for inventory write-off:

	December 31,
	2020	2019

Inventory provision, beginning of the year	$226	$358
Increase	156	113
Write-off	(291)	(245)

Inventory provision, end of the year	$91	$226

Schedule of Estimated Life of Property and Equipment

The estimated useful life of the Company’s property and equipment are as follows:

Years

Machinery and equipment	5 - 10 (mainly 10)
Electronics, communication equipment and computers	3 - 5 (mainly 3)
Office equipment and vehicles	6 - 10 (mainly 6)
Furniture	10
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Schedule of Disaggregation of Revenues

Revenue attributable to the Company’s different products and services was as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Products	$8,066	$3,538	$3,816	$1,579
Services	461	392	126	107
	$8,527	$3,930	$3,942	$1,686
Revenue attributable to the Company’s different products and services was as follows:
	Year Ended December 31,
	2020	2019

Products	$7,742	$8,105
Services	861	666

	$8,603	$8,771

Schedule of Geogeaphic Areas

Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

USA	69%	92%	76%	98%
Canada	25%	8%	22%	2%
Latin America	6%	-	2%	-
Revenue attributable to the Company’s domicile and other geographic areas based on the location of the buyers was as follows:
	Year Ended December 31,
	2020	2019

USA	87%	81%
Canada	13%	19%

Summary of Major Customers

The following table summarizes the Company’s major customers:

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

Regional distributor A	44%	48%	49%	44%
Regional distributor B	6%	11%	3%	10%
Regional distributor C	19%	3%	20%	-
The following table summarizes the Company’s major customers:
	Year Ended December 31,
	2020	2019

Regional distributor A	37%	47%
Regional distributor B	8%	15%

Schedule of Fair Value of Options Granted
c.	The fair value of the options granted under the 2021 ESOP during the six-month period ended June 30, 2021, was estimated as of the date of each grant using the Black-Scholes-Merton (“B&S”) OPM with the following assumptions:

Dividend yield (%)	0
Expected volatility (%)	86 - 88
Risk-free interest rate (%)	0.42 - 0.84
Expected life (in years)	5 - 7.37

The fair value of the options granted on July 9, 2019, was set using the following assumptions:

Dividend yield (%)	0
Expected volatility (%)	69%
Risk-free interest rate (%)	1.92%
Expected life (in years)	6.25

Schedule of Assets and Liabilities Measured at Fair Value

The following table sets forth the Company’s assets and liabilities that were measured at fair value as of June 30, 2021 and December 31, 2020, by level within the fair value hierarchy:

Measured at fair value on a recurring basis:	Fair Value Hierarchy	Fair value measurements as of
		June 30, 2021	December 31, 2020
		Unaudited

Financial assets:
Cash equivalents:
Money market mutual funds	Level 1	$952	$4,202

Financial liabilities:
Warrants to purchase Preferred shares (*)	Level 3	$812	$442

(*) The Company measured the fair value of the warrants to purchase Preferred shares (a Level III valuation) using the Monte-Carlo option pricing model (“OPM”). As of June 30, 2021 and December 31, 2020, the fair value of the warrants to purchase Preferred shares was $812 and $442, respectively, which was calculated using the following assumptions:

The following table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2020 and 2019, by level within the fair value hierarchy:

Measured at fair value on a	Fair Value	Fair value measurements as of December 31,
recurring basis:	Hierarchy	2020	2019

Financial assets:
Cash equivalents:
Money market mutual funds	Level 1	$4,202	$1,692

Financial liabilities:
Conversion component of convertible loans	Level 3	-	703
Warrants to purchase preferred shares	Level 3	$442	$112